Stockholders' Equity (Tables) - AutoLotto, Inc. [Member]	12 Months Ended
Dec. 31, 2020
Stockholders' Equity (Tables) [Line Items]
Schedule of convertible preferred stock shares authorized issued and outstanding
	Original Issue Price per Share	Shares Designated	Shares Outstanding	Liquidation Value
Seed	$0.95	633,000	633,000	$601,350
Series A	$13.97	1,220,000	1,220,000	$17,047,548
Series A1	$7.69	225,000	223,749	$1,719,601
Series A2	$0.33	305,000	302,668	$100,000
		2,383,000	2,379,417	$19,468,499

Schedule of fair value of the warrants granted
	As of December 31,
	2020	2019
Dividend yield	0.0%	0.0%
Risk-free interest rate	1.0%	1.0%
Expected term	5 years	5 years
Volatility	52.6%	52.6%